Financial Risk Management and Financial Instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 89	€ 98	€ 333
Issuance of warrant for cash	31	0	15
Issuance of shares upon exercise of, or net settlement of, warrants	0	(267)	(303)
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	(53)	263	35
Effect of changes in foreign exchange rates	5	(5)	18
Ending balance	€ 72	€ 89	€ 98